MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [] APRIL 30, 2002

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2002, the U.S. economy began to recover from recession and the aftermath of September 11. Consumer spending and rebuilding of business inventories led an economic rebound in the first quarter of 2002. In spite of April's six percent unemployment rate, the relatively mild recession, which began in March 2001, is widely regarded as having ended.

The economic turnaround was fueled by monetary and fiscal policies, which sought to stimulate growth. The Federal Reserve Board's aggressive monetary policy cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives after the September attacks.

The Fed's actions and the Treasury Department's cessation of the 30-year bond auction led to a bond-market rally that dropped long-term interest rates to 40-year lows at the end of October. Within the fixed-income market, yields on short maturities declined the most and the yield curve steepened. In November and December, as the economy improved, the bond market reversed course and yields increased. Demand for fixed-income investments revived in 2002, because of stock-market volatility and Federal Reserve Chairman Alan Greenspan's comments that the Fed would take a go-slow approach to tightening monetary policy.

MUNICIPAL MARKET CONDITIONS

The yield on the 30-year insured municipal bond index, which reached a low of
5.04 percent in October 2001, increased to 5.45 percent in March. As the Fed's outlook shifted to neutral, the index yield declined to 5.30 percent in April. Throughout the period, the slope of the municipal yield curve remained positive. The yield pick up for extending maturities from one to 30 years was 335 basis points versus 240 basis points last April.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries jumped to 104 percent in October 2001. By the end of April the ratio had returned to 94 percent. In the 10-year-maturity range, the ratio declined from 95 percent in October to 85 percent in April.

New-issue volume increased 43 percent, to $286 billion, during 2001. State and local government infrastructure and cash flow needs have contributed to the surge in underwriting activity. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. New-issue volume for the first four months of 2002 reached $87 billion.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [|] APRIL 30, 2002 CONTINUED

                                  [Line Chart]

                          30-Year Bond Yields 1997-2002

            Insured Municipal
               Yields/U.S.           Insured            U.S.
             Treasury Yields        Municipal         Treasury
                 (Ratio)             Yields            Yields
                 -------             ------            ------
                  84.46               5.60              6.63
                  83.95               5.70              6.79
                  83.09               5.65              6.80
                  83.10               5.90              7.10
                  82.85               5.75              6.94
                  81.77               5.65              6.91
"1997"            82.60               5.60              6.78
                  83.47               5.25              6.29
                  82.90               5.48              6.61
                  84.38               5.40              6.40
                  86.99               5.35              6.15
                  87.60               5.30              6.05
                  86.99               5.15              5.92
                  88.79               5.15              5.80
                  87.84               5.20              5.92
                  88.53               5.25              5.93
                  89.92               5.35              5.95
                  89.66               5.20              5.80
"1998"            92.04               5.20              5.65
                  90.72               5.18              5.71
                  95.45               5.03              5.27
                  99.00               4.95              5.00
                  97.87               5.05              5.16
                  98.81               5.00              5.06
                  99.02               5.05              5.10
                  98.23               5.00              5.09
                  91.40               5.10              5.58
                  91.47               5.15              5.63
                  91.87               5.20              5.66
                  90.91               5.30              5.83
"1999"            91.78               5.47              5.96
                  90.98               5.55              6.10
                  94.88               5.75              6.06
                  96.69               5.85              6.05
                  97.89               6.03              6.16
                  95.39               6.00              6.29
                  92.13               5.97              6.48
                  95.22               6.18              6.49
                  98.37               6.04              6.14
                  99.83               5.82              5.83
                  99.16               5.91              5.96
                  98.34               5.91              6.01
"2000"            98.98               5.84              5.90
                  99.13               5.73              5.78
                  99.12               5.62              5.67
                  97.45               5.74              5.89
                  97.58               5.65              5.79
                  98.93               5.55              5.61
                  96.52               5.27              5.46
                  96.36               5.30              5.50
                  99.25               5.27              5.31
                  96.69               5.26              5.44
                  94.13               5.45              5.79
                  93.91               5.4               5.75
"2001"            92.88               5.35              5.76
                  93.48               5.16              5.52
                  94.41               5.07              5.37
                  95.94               5.20              5.42
                 103.49               5.04              4.87
                  97.73               5.17              5.29
                  97.99               5.36              5.47
                  96.13               5.22              5.43
                  94.83               5.14              5.42
                  93.62               5.43              5.80
                  94.81               5.30              5.59
"2002"

PERFORMANCE

During the six-month period ended April 30, 2002, the net asset value (NAV) of Morgan Stanley Quality Municipal Income Trust (IQI) decreased from $15.91 to $15.17 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.435 per share and capital gains totaling $0.394 per share, the Trust's total NAV return was 1.04 percent. IQI's value on the New York Stock Exchange decreased from $14.48 to $13.78 per share during this period. Based on this change plus reinvestment of dividends and distributions, IQI's total market return was 0.85 percent. As of April 30, 2002, IQI's share price was at a 9.16 percent discount to its NAV.




Monthly dividends for the second quarter of 2002, declared in March, were unchanged at $0.0725 per share. The Trust's level of undistributed net investment income was $0.134 per share on April 30, 2002, versus $0.112 per share six months earlier. Current earnings continued to benefit from lower short-term borrowing costs of Auction Rate Preferred Shares (ARPS).

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [|] APRIL 30, 2002 CONTINUED

PORTFOLIO STRUCTURE

The Trust's total net assets of $652.1 million were diversified among 14 long-term sectors and 87 credits. At the end of April, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 6.3 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution, sector allocation and geographic concentration. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.06 per share to common share earnings. IQI has five ARPS series totaling $208 million and representing 32 percent of total net assets. The yields on IQI's weekly ARPS series ranged between 1.00 percent and 2.00 percent. The yields on the series with auctions maturing in July 2002, September 2002 and January 2004 were 2.80 percent, 2.60 percent and 2.55 percent, respectively.

LOOKING AHEAD

The Federal Reserve Board's cautious approach toward tightening has helped stabilize the fixed-income markets. However, we believe that the economic recovery will eventually lead the Fed to raise short-term interest rates. Despite market uncertainty, we believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [|] APRIL 30, 2002 CONTINUED

may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2002 the Trust purchased and retired 460,800 shares of common stock at a weighted average market discount of 6.99 percent.

We would like to take this opportunity to notify shareholders that in January 2002, Joseph R. Arcieri and Robert W. Wimmel joined James F. Willison as portfolio managers for the Trust.

We appreciate your ongoing support of Morgan Stanley Quality Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [|] APRIL 30, 2002 CONTINUED

                                   [BAR CHART]

               LARGEST SECTORS AS OF APRIL 30, 2002
               (% OF LONG-TERM PORTFOLIO)

               WATER & SEWER                                  21%
               MORTGAGE                                       14%
               TRANSPORTATION                                 13%
               GENERAL OBLIGATION                             11%
               IDR/PCR*                                        9%
               ELECTRIC                                        8%
               HOSPITAL                                        7%
               REFUNDED                                        7%

               *INDUSTRIAL DEVELOPEMENT/POLLUTION CONTROL REVENUE.
                PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                                   [PIE CHART]

               CREDIT RATINGS AS OF APRIL 30, 2002
               (% OF LONG-TERM PORTFOLIO)

               Aaa or AAA                                     61%
               Aa or AA                                       26%
               A or A                                          7%
               Baa or BBB                                      5%
               Ba or BB                                        1%

               AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
               OR STANDARD & POOR'S CORP.

               PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                                   [BAR CHART]

                            DISTRTIBUTION BY MATURITY
                            (% OF LONG-TERM PORTFOLIO)

                       WEIGHTED AVERAGE MATURITY: 19 YEARS

                              1-5 YEARS        1.0%
                              5-10 YEARS       8.3%
                              10-20 YEARS     43.3%
                              20-30 YEARS     42.9%
                              30+ YEARS        4.5%

                    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [|] APRIL 30, 2002 CONTINUED

                                     [CHART]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2002

                                PERCENT CALLABLE

                                                        WEIGHTED AVERAGE
                                                        CALL PROTECTION: 6 YEARS

2002   2003   2004   2005   2006   2007   2008   2009   2010   2011   2012+
----   ----   ----   ----   ----   ----   ----   ----   ----   ----   -----
 28%     9%    3%     1%     0%     0%     5%     6%     16%    18%    14%

                              YEARS BONDS CALLABLE
                               COST (BOOK) YIELD*

                                                        WEIGHTED AVERAGE
                                                        BOOK YIELD: 5.9%

2002   2003   2004   2005   2006   2007   2008   2009   2010   2011   2012+
----   ----   ----   ----   ----   ----   ----   ----   ----   ----   -----
6.6%   6.5%   6.5%   6.0%                 6.0%   5.6%   5.7%   5.3%   5.5%

* Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.6% on 28% of the long-term portfolio that is callable in 2002.

  Portfolio structure is subject to change.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS [|] APRIL 30, 2002 CONTINUED

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments



Alabama .............     1.4%  Idaho ..............     1.5%  Minnesota ..........     3.0%  Pennsylvania .......     1.7%
Alaska ..............     1.6   Illinois ...........     4.1   Missouri ...........     4.6   Puerto Rico ........     1.0
Arizona .............     3.2   Indiana ............     3.9   Montana ............     1.0   South Carolina .....     4.5
California ..........     0.9   Kansas .............     0.5   Nevada .............     0.3   South Dakota .......     0.8
Colorado ............     1.2   Kentucky ...........     0.8   New Jersey .........     2.7   Texas ..............    13.6
Connecticut .........     2.6   Maine ..............     0.5   New Mexico .........     0.9   Virginia ...........     0.3
Florida .............     3.6   Maryland ...........     1.4   New York ...........     6.3   Washington .........     5.5
Georgia .............     7.4   Massachusetts ......     9.2   Ohio ...............     2.4   West Virginia ......     1.6
Hawaii ..............     2.3   Michigan ...........     3.0   North Carolina .....     0.7                          -----
                                                                                              Total ..............   100.0%
                                                                                                                     =====

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS [|]  APRIL 30, 2002 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                                               COUPON        MATURITY
 THOUSANDS                                                                                RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT MUNICIPAL BONDS (138.5%)
              GENERAL OBLIGATION (15.7%)
$   3,500     Denver School Dist No 1, Colorado, Ser 1999 (FGIC) .....................    5.25 %       12/01/16   $  3,650,640
              Hawaii,
    5,000       1992 Ser BZ ..........................................................    6.00         10/01/10      5,655,250
    8,000       1992 Ser BZ ..........................................................    6.00         10/01/11      9,070,480
   10,000     Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC) ............    5.50         01/01/36     10,097,300
    4,000     Cook County, Illinois, Ser 1992 C (FGIC) ...............................    6.00         11/15/09      4,513,560
   10,000     South Carolina, Highway Ser 1999 A .....................................    4.60         05/01/19      9,563,100
    2,000     Houston, Texas, Refg Ser 2000 (FSA) ....................................    5.75         03/01/18      2,127,720
    5,000     Houston Independent School District, Texas, Refg Ser 1999 A (PSF) ......    5.25         02/15/18      5,076,600
    5,000     Northside Independant School District, Texas, Building &
                Refg Ser 2001 (PSF) ..................................................    5.00         02/15/26      4,791,600
   14,790     Washington, Ser 1993 A .................................................    5.75         10/01/17     15,250,117
---------                                                                                                         ------------
   67,290                                                                                                           69,796,367
---------                                                                                                         ------------
              EDUCATIONAL FACILITIES REVENUE (2.9%)
              Arizona Board of Regents, University of Arizona
    1,650       Ser 2001 A COPs (Ambac) ..............................................    5.50         06/01/15      1,771,869
    1,740       Ser 2001 A COPs (Ambac) ..............................................    5.50         06/01/16      1,855,153
    1,835       Ser 2001 A COPs (Ambac) ..............................................    5.50         06/01/17      1,941,081
      940       Ser 2001 A COPs (Ambac) ..............................................    5.50         06/01/18        989,369
    5,000     Massachusetts Health & Educational Facilities Authority, Brandeis
                University, 1998 Ser I (MBIA) ........................................    4.75         10/01/28      4,575,400
    2,000     Ohio State University, General Receipts Ser 2002 A .....................    5.125        12/01/31      1,962,560
---------                                                                                                         ------------
   13,165                                                                                                           13,095,432
---------                                                                                                         ------------
              ELECTRIC REVENUE (11.7%)
   10,000     Municipal Electric Authority of Georgia, Power 1992 Ser B
                (Secondary MBIA) .....................................................    6.375        01/01/16     10,465,700
   10,000     Long Island Power Authority, New York, Ser 2000 A (FSA) ................    0.00         06/01/16      5,063,500
   10,000     Hamilton!, Ohio, Refg 1992 Ser A (FGIC) ................................    6.00         10/15/23     10,321,800
    5,200     San Antonio, Texas, Electric & Gas Ser 2000 A ..........................    5.75         02/01/17      5,526,612
    7,000     Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA) ..........    5.75         07/01/18      7,471,520
              Grant County Public Utility District #2, Washington,
    5,000       Electric Refg Ser 2001 H (FSA) .......................................    5.375        01/01/18      5,134,300
    8,220       Priest Rapids Hydro Second Ser 1992 A ................................    5.00         01/01/23      7,852,319
---------                                                                                                         ------------
   55,420                                                                                                           51,835,751
---------                                                                                                         ------------

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS [|]  APRIL 30, 2002 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                             COUPON       MATURITY
 THOUSANDS                                                                              RATE          DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
              HOSPITAL REVENUE (9.6%)
$ 5,000       Birmingham-Carraway Special Care Facilities Financing Authority,
                Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ..........   5.875%      08/15/15   $  5,231,500
              Maryland Health & Higher Educational Facilities Authority,
  5,000         University of Maryland Medical Ser 2001 .............................   5.25        07/01/28      4,754,150
  1,500         University of Maryland Medical Ser 2002 .............................   6.00        07/01/32      1,535,385
  9,250       Massachusetts Health & Educational Facilities Authority,
                Massachusetts General Hospital Ser F (Ambac) ........................   6.00        07/01/15      9,711,760
 10,000       Missouri Health & Educational Facilities Authority, Health Midwest
                Ser 1992 B (MBIA) ...................................................   6.25        02/15/22     10,224,600
  3,000       Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A ..........   5.625       10/01/17      3,098,160
  3,000       Philadelphia Hospitals & Higher Education Facilities Authority,
                Pennsylvania, Chestnut Hill Hospital Ser of 1992 ....................   6.375       11/15/11      3,035,190
  5,000       South Dakota Health & Educational Facilities Authority, Queen of
-------         Peace Hospital Ser 1992 (MBIA) ......................................   6.70        07/01/17      5,136,300
                                                                                                               ------------
 41,750                                                                                                          42,727,045
-------                                                                                                        ------------
              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (12.9%)
  6,000       California Pollution Control Financing Authority, Keller Cannon
                Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT) ...........   6.875       11/01/27      5,814,480
  5,000       Citrus County, Florida, Florida Power Corp Refg Ser 1992 B ............   6.35        02/01/22      5,113,600
  5,000       Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT) ...........   5.65        09/01/29      4,902,700
 15,000       Berkeley County, South Carolina, South Carolina Electric & Gas Co
                Ser 1984 ............................................................   6.50        10/01/14     15,668,400
 10,000       Brazos River Authority, Texas, Houston Lighting & Power Co
                Ser 1992 B (MBIA) ...................................................   6.375       04/01/12     10,374,700
  5,000       Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT)      5.75        05/01/30      5,049,900
 10,000       Mason County, West Virginia, Appalachian Power Co Ser J ...............   6.60        10/01/22     10,228,400
-------                                                                                                        ------------
 56,000                                                                                                          57,152,180
-------                                                                                                        ------------
              MORTGAGE REVENUE - MULTI-FAMILY (7.7%)
  7,000       Illinois Housing Development Authority, Ser I .........................   6.625       09/01/12      7,183,190
 14,345       Michigan Housing Development Authority, Rental 1992 Ser A
                (Bifurcated FSA) ....................................................   6.50        04/01/23     14,733,606
              Missouri Housing Development Commission,
  5,305         Federally Insured Mortgage Loans Refg Ser 11/15/92 ....................   6.50        07/01/16    5,326,432
  6,740         Federally Insured Mortgage Loans Refg Ser 11/15/92 ....................   6.60        07/01/24    6,767,634
-------                                                                                                        ------------
 33,390                                                                                                          34,010,862
-------                                                                                                        ------------

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS [|]  APRIL 30, 2002 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                           COUPON        MATURITY
 THOUSANDS                                                                            RATE           DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
              MORTGAGE REVENUE - SINGLE FAMILY (12.4%)
$ 16,495      Connecticut Housing Finance Authority, 1992 Ser B ..................    6.70 %       11/15/12   $ 16,965,932
   3,740      Georgia Housing & Finance Authority, Home Ownership 1992 Ser C......    6.50         12/01/11      3,814,351
   7,000      Idaho Housing & Finance Association, 2000 Ser E (AMT) ..............    6.00         01/01/32      7,176,330
     875      Idaho Housing Agency, 1992 Ser E (AMT) .............................    6.75         07/01/12        893,463
   2,910      Maryland Community Development Administration, 2000 Ser D (AMT)         6.25         09/01/32      3,041,503
              Minnesota Housing Finance Agency,
   2,320        Ser 1992 D-1 .....................................................    6.50         01/01/17      2,383,893
   5,440        Ser 1992 CD-1 (AMT) ..............................................    6.75         07/01/23      5,577,686
   1,755      Missouri Housing Development Commission, Homeownership,
                Ser 2000 B-1 (AMT) ...............................................    6.25         03/01/31      1,824,147
   6,205      Montana Board of Housing, 2000 Ser B (AMT) .........................    6.00         12/01/29      6,344,054
   7,000      New Jersey Housing Mortgage Finance Agency, Home Buyer
                Ser 2000 CC (AMT) (MBIA) .........................................    5.875        10/01/31      7,127,470
--------                                                                                                      ------------
  53,740                                                                                                        55,148,829
--------                                                                                                      ------------
              NURSING & HEALTH RELATED FACILITIES REVENUE (2.6%)
  11,250      Minneapolis & Saint Paul Housing & Redevelopment Authority,
--------
                Minnesota, Group Health Plan Inc Ser 1992 ........................    6.90         10/15/22     11,398,838
                                                                                                              ------------
              PUBLIC FACILITIES REVENUE (4.5%)
   5,000      Phoenix Industrial Development Authority, Arizona, Capital Mall LLC
                Ser 2000 (Ambac) .................................................    5.50         09/15/27      5,128,450
   4,000      Orange County School Board, Florida, Ser 2001 A COPs (Ambac) .......    5.25         08/01/14      4,269,600
   7,370      Indianapolis Local Public Improvement Bond Bank, Indiana,
                Ser 1992 D .......................................................    6.75         02/01/20      7,757,883
   3,000      Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C ............    5.25         07/01/17      3,069,900
--------                                                                                                      ------------
  19,370                                                                                                        20,225,833
--------                                                                                                      ------------
              RECREATIONAL FACILITIES REVENUE (2.3%)
  10,000      Atlanta Downtown Development Authority, Georgia, Underground
--------      Atlanta Refg Ser 1992 ..............................................    6.25         10/01/16     10,348,100
                                                                                                              ------------
              TRANSPORTATION FACILITIES REVENUE (17.8%)
   3,000      Alaska International Airports, Ser 2002 B (Ambac) ..................    5.25         10/01/27      2,948,220
   2,000      Arizona Transportation Board, Highway Refg Ser 2002 A ..............    5.25         07/01/19      2,068,700
   3,000      Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B
                (AMT) (FGIC) (WI) ................................................    5.25         07/01/32      2,933,130
   4,000      Colorado Department of Transportation, Ser 2001 A (MBIA) ...........    5.50         06/15/16      4,285,800

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS [|]  APRIL 30, 2002 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                               COUPON       MATURITY
 THOUSANDS                                                                                RATE          DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Dade County, Florida,
$   3,000     Aviation 1992 Ser B (AMT) (MBIA) ........................................   6.55 %      10/01/13   $  3,104,280
    5,000     Aviation 1992 Ser B (AMT) (MBIA) ........................................   6.60        10/01/22      5,187,050
    5,000   Atlanta, Georgia, Airport Ser 2000 A (FGIC) ...............................   5.50        01/01/26      5,123,950
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) ..........   5.75        06/01/21      4,371,200
    7,500   Indiana Transportation Finance Authority, Ser 2000 ........................   5.375       12/01/25      7,543,650
    3,000   Kansas, Department of Transportation, Ser 2000 A ..........................   5.75        09/01/16      3,249,390
    3,400   Maine Turnpike Authority, Ser 2000 (FGIC) .................................   5.50        07/01/30      3,470,890
    6,000   St Louis, Missouri, Lambert - St. Louis Int'l Airport Ser 2001 A
              (MBIA) ..................................................................   5.00        07/01/26      5,795,520
    4,595   Nevada Department of Business and Industry, Las Vegas Monorail,
              1st Tier Ser 2000 (Ambac) ...............................................   0.00        01/01/22      1,535,787
            New Jersey Transportation Trust Fund Authority,
    5,000     1998 Ser A (FSA) ........................................................   4.50        06/15/19      4,725,350
    5,000     1999 Ser A ..............................................................   5.75        06/15/20      5,512,700
    6,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A ................   5.00        01/01/32      5,714,640
            Houston, Texas,
    6,000     Airport Sub Lien Ser 2000 A (AMT) (FSA) .................................   5.875       07/01/17      6,322,200
    5,000     Airport Sub Lien Ser 2000 A (AMT) (FSA) .................................   5.625       07/01/30      5,040,250
---------                                                                                                        ------------
   80,495                                                                                                          78,932,707
---------                                                                                                        ------------
            WATER & SEWER REVENUE (28.5%)
    4,000   Birmingham, Alabama, Water & Sewer Ser 1998 A .............................   4.75        01/01/21      3,754,480
    3,800   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water
              Ser 2002 ................................................................   5.00        07/01/26      3,736,920
    6,000   Tampa Bay Water Authority, Florida, Ser 1998 B (FGIC) .....................   4.75        10/01/27      5,569,500
   10,000   Augusta, Georgia, Water and Sewerage Ser 2000 (FSA) .......................   5.25        10/01/30     10,021,600
    3,500   Clayton County Water Authority, Georgia, Ser 2001 .........................   5.125       05/01/23      3,497,760
    5,000   Douglasville-Douglas County Water & Sewer Authority, Georgia,
              Ser 1998 (FGIC) .........................................................   4.50        06/01/23      4,529,150
   10,000   Indiana Bond Bank, Revolving Fund Ser 2001 A ..............................   5.00        02/01/23      9,759,500
    5,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
              Ser 1999 A (FGIC) .......................................................   5.75        05/15/33      5,241,850
            Massachusetts Water Resources Authority,
    5,000     Refg 1992 Ser B .........................................................   5.50        11/01/15      5,155,550
   10,000     1998 Ser A (FSA) ........................................................   4.50        08/01/22      9,082,400
    5,000     2000 Ser A (FGIC) .......................................................   5.75        08/01/39      5,244,450
    3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999
              (Ambac) .................................................................   5.25        05/15/19      3,038,670

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS [|]  APRIL 30, 2002 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                           COUPON        MATURITY
 THOUSANDS                                                                            RATE           DATE           VALUE
----------------------------------------------------------------------------------------------------------------------------
$  20,000   New York City Municipal Water Finance Authority, New York,
              Ser 2001 B .........................................................    5.00 %         06/15/26   $ 19,319,200
    4,500   Charlotte, North Carolina, Water & Sewer Ser 2001 ....................    5.125          06/01/26      4,490,505
    4,000   Western Carolina Regional Sewer Authority, South Carolina,
              Ser 2001 (FSA) .....................................................    5.375          03/01/18      4,137,560
   10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) ..............    5.125          05/15/27      9,730,300
    5,000   Houston, Texas, Water & Sewer Refg Ser 2002 (FSA) ....................    5.00           12/01/30      4,724,050
   13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC) .....................    5.00           05/15/26     13,394,201
    2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992 ..............    6.00           04/01/22      2,143,840
---------                                                                                                       ------------
  129,760                                                                                                        126,571,486
---------                                                                                                       ------------
            OTHER REVENUE (0.4%)
    2,000   Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA) .........    5.00           07/01/28      1,913,540
---------                                                                                                       ------------
            REFUNDED (9.5%)
   10,000   Massachusetts, Ser 2000 C ............................................    5.75           10/01/10+    11,255,400
   14,285   Massachusetts Water Pollution Abatement Trust, Ser 1998 A (ETM) ......    4.75           08/01/18     14,188,148
   10,000   New York State Medical Care Facilities Agency, The Mount Sinai
              Hospital - FHA Insured Mortgage 1992 Ser C** .......................    5.75           02/15/08+    10,849,500
    5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
              The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) (ETM)......    6.25           07/01/16      5,728,500
---------                                                                                                       ------------
   39,285                                                                                                         42,021,548
---------                                                                                                       ------------
  612,915   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $588,090,577).............................................    615,178,518
---------                                                                                                       ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.9%)
    7,500   Alaska Housing Finance Corporation, Gen Hsg 1992 Ser A ...............    6.60           12/01/02+     7,695,000
    1,600   Idaho Health Facilities Authority, St Lukes Regional Medical Center
              Ser 2000 (FSA) (Demand 05/01/02) ...................................    1.65*          07/01/30      1,600,000
    6,000   Puerto Rico Highway & Transportation Authority, Refg Ser V ...........    6.625          07/01/02+     6,141,600
            Harris County Health Facilities Development Corporation, Texas,
    1,600     Methodist Hospital Ser 1994 (Demand 05/01/02) ......................    1.70*          12/01/26      1,600,000
   13,500     St Luke's Episcopal Hospital Ser 2001 B (Demand 05/01/02) ..........    1.70*          02/15/31     13,500,000
---------                                                                                                       ------------
   30,200   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $30,200,209).............................     30,536,600
---------                                                                                                       ------------
$ 643,115   TOTAL INVESTMENTS (Cost $618,290,786) (a) .......................................           145.4%   645,715,118
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES ...........................................             1.4      6,401,524
            PREFERRED SHARES OF BENEFICIAL INTEREST .........................................           (46.8)  (208,000,000)
                                                                                                        -----   ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ....................................           100.0%  $444,116,642
                                                                                                        =====   ============

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS [|]  APRIL 30, 2002 (UNAUDITED) CONTINUED

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
ETM   Escrowed to maturity.
PSF   Texas Permanent School Fund Guarantee Program.
WI    Security purchased on a "when-issued" basis.
+     Prerefunded to call date shown.
*     Current coupon of variable rate demand obligation.
** A portion of this security has been segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $29,144,235 and the aggregate gross unrealized depreciation is $1,719,903, resulting in net unrealized appreciation of $27,424,332.

Bond Insurance:
---------------

   Ambac    Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets
                        Applicable to Common Shareholders

Alabama .............     2.0%  Idaho ...............     2.2%   Minnesota ...........     4.4%  Pennsylvania .......     2.4%
Alaska ..............     2.4   Illinois ............     5.9    Missouri ............     6.7   Puerto Rico ........     1.4
Arizona .............     4.6   Indiana .............     5.6    Montana .............     1.4   South Carolina .....     6.6
California ..........     1.3   Kansas ..............     0.7    Nevada ..............     0.4   South Dakota .......     1.2
Colorado ............     1.8   Kentucky ............     1.2    New Jersey ..........     3.9   Texas ..............    19.7
Connecticut .........     3.8   Maine ...............     0.8    New Mexico ..........     1.4   Virginia ...........     0.5
Florida .............     5.2   Maryland ............     2.1    New York ............     9.2   Washington .........     8.0
Georgia .............    10.8   Massachusetts .......    13.3    Ohio ................     3.5   West Virginia ......     2.3
Hawaii ..............     3.3   Michigan ............     4.4                                                           -----
                                                                 North Carolina ......     1.0   Total ..............   145.4%
                                                                                                                        =====



                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $618,290,786) ......................................................   $ 645,715,118
Cash ......................................................................          20,293
Interest receivable .......................................................       9,580,929
Prepaid expenses ..........................................................         617,085
                                                                              -------------
  TOTAL ASSETS ............................................................     655,933,425
                                                                              -------------
LIABILITIES:
Payable for:
  Investments purchased ...................................................       2,897,312
  Dividends to preferred shareholders .....................................         369,342
  Investment management fee ...............................................         243,057
  Common shares of beneficial interest repurchased ........................         199,263
Accrued expenses ..........................................................         107,809
                                                                              -------------
  TOTAL LIABILITIES .......................................................       3,816,783
                                                                              -------------
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 4,160 shares outstanding)..............     208,000,000
                                                                              -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ............................   $ 444,116,642
                                                                              =============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common shares of beneficial interest (unlimited shares authorized
  of $.01 par value, 29,282,020 shares outstanding) .......................   $ 409,751,425
Net unrealized appreciation ...............................................      27,424,332
Accumulated undistributed net investment income ...........................       3,924,510
Accumulated undistributed net realized gain ...............................       3,016,375
                                                                              -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ............................   $ 444,116,642
                                                                              =============
NET ASSETS VALUE PER COMMON SHARE,
($444,116,642 divided by 29,282,020 common shares outstanding).............          $15.17
                                                                                     ======

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................................   $  18,130,070
                                                                  -------------
EXPENSES
Investment management fee .....................................       1,145,114
Auction commission fees .......................................         372,574
Transfer agent fees and expenses ..............................          59,527
Professional fees .............................................          29,898
Auction agent fees ............................................          19,756
Custodian fees ................................................          15,003
Shareholder reports and notices ...............................          14,157
Registration fees .............................................          11,090
Trustees' fees and expenses ...................................          10,800
Other .........................................................          24,460
                                                                  -------------
  TOTAL EXPENSES ..............................................       1,702,379
Less: expense offset ..........................................         (14,935)
                                                                  -------------
  NET EXPENSES ................................................       1,687,444
                                                                  -------------
  NET INVESTMENT INCOME .......................................      16,442,626
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................................       3,016,401
Net change in unrealized appreciation .........................     (13,881,398)
                                                                  -------------
  NET LOSS ....................................................     (10,864,997)
                                                                  -------------
Dividends to preferred shareholders from net investment income       (3,518,370)
                                                                  -------------
NET INCREASE ..................................................   $   2,059,259
                                                                  =============

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX      FOR THE YEAR
                                                                               MONTHS ENDED         ENDED
                                                                              APRIL 30, 2002   OCTOBER 31, 2001
                                                                              --------------   ----------------
                                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ......................................................  $  16,442,626     $  35,230,882
Net realized gain ..........................................................      3,016,401        11,698,710
Net change in unrealized appreciation ......................................    (13,881,398)       10,834,159
Dividends to preferred shareholders from net investment income .............     (3,518,370)       (8,079,452)
                                                                              -------------     -------------
  NET INCREASE .............................................................      2,059,259        49,684,299
                                                                              -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income ......................................................    (12,842,583)      (26,347,810)
Net realized gain ..........................................................    (11,698,701)       (3,847,396)
                                                                              -------------     -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ........................................    (24,541,284)      (30,195,206)
                                                                              -------------     -------------
Decrease from transactions in common shares of beneficial interest .........     (6,503,910)      (14,261,185)
                                                                              -------------     -------------
  NET INCREASE (DECREASE) ..................................................    (28,985,935)        5,227,908

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period ........................................................    473,102,577       467,874,669
                                                                              -------------     -------------
END OF PERIOD
(Including accumulated undistributed net investment income of $3,924,510 and
$3,324,769, respectively)...................................................  $ 444,116,642     $ 473,102,577
                                                                              =============     =============

                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS [|] APRIL 30, 2002 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Quality Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS [|] APRIL 30, 2002 (UNAUDITED) CONTINUED


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly total net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $52,560,211 and $68,787,830, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2002, the Trust had transfer agent fees and expenses payable of approximately $5,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,893. At April 30, 2002, the Trust had an accrued pension liability of $47,979 which is included in accrued expenses in the Statement of Assets and Liabilities

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS [|] APRIL 30, 2002 (UNAUDITED) CONTINUED

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT IN                RESET        RANGE OF
 SERIES   SHARES*   THOUSANDS*     RATE*      DATE     DIVIDEND RATES**
-------- --------- ------------ ---------- ---------- -----------------
  1      1,120       $56,000       2.60%    09/04/02        2.60%
  2        400        20,000       1.10     05/02/02     1.00 - 2.00
  3      1,120        56,000       2.80     07/05/02        2.80
  4      1,120        56,000       2.55     01/08/04     2.55 - 2.75
  5        400        20,000       1.65     05/03/02     1.10 - 1.85

------------
*     As of April 30, 2002.
**    For the six months ended April 30, 2002.

Subsequent to April 30, 2002 and up through June 7, 2002, the Trust paid dividends to Series 1 through 5 at rates ranging from 1.10% to 2.80% in the aggregate amount of $819,186.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                 PAR          EXCESS OF
                                                                                SHARES          VALUE         PAR VALUE
                                                                            --------------   -----------   ---------------
Balance, October 31, 2000 ...............................................     30,738,920      $307,389      $ 430,205,500
Treasury shares purchased and retired (weighted average discount 8.01%)*        (996,100)       (9,961)       (14,251,224)
Reclassification due to permanent book/tax differences ..................           -              -                3,631
                                                                              ----------      --------      -------------
Balance, October 31, 2001 ...............................................     29,742,820       297,428        415,957,907
Treasury shares purchased and retired (weighted average discount 6.99%)*        (460,800)       (4,608)        (6,499,302)
                                                                              ----------      --------      -------------
Balance, April 30, 2002 .................................................     29,282,020      $292,820      $ 409,458,605
                                                                              ==========      ========      =============

------------
*   The Trustees have voted to retire the shares purchased.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS [|] APRIL 30, 2002 (UNAUDITED) CONTINUED

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 26, 2002, the Trust declared the following dividends from net investment income:

    AMOUNT         RECORD         PAYABLE
   PER SHARE        DATE           DATE
-------------- -------------- --------------
$  0.0725       May 3, 2002    May 17, 2002
$  0.0725      June 7, 2002   June 21, 2002

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2002, the Trust did not hold positions in residual interest bonds.

9. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $518,068 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $101,979; decrease unrealized appreciation by $10,882 and decrease net realized gains by $91,097. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

10. CHANGE IN FINANCIAL STATEMENT CLASSIFICATION FOR PREFERRED SHARES

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31
                                                  MONTHS ENDED      ------------------------------------------------------------
                                                 APRIL 30, 2002       2001         2000         1999         1998         1997
                                                 --------------     --------     --------     --------     --------     --------
                                                  (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period. ..........    $  15.91        $  15.22     $  14.88     $  16.26     $  15.91     $  15.44
                                                    --------        --------     --------     --------     --------     --------
Income (loss) from investment operations:
 Net investment income* ........................        0.56            1.16         1.17         1.16         1.19         1.20
 Net realized and unrealized gain (loss) .......       (0.37)           0.76         0.26        (1.36)        0.34         0.51
 Common share equivalent of dividends paid to
  preferred shareholders* ......................       (0.12)          (0.27)       (0.26)       (0.22)       (0.23)       (0.23)
                                                    --------        --------     --------     --------     --------     --------
Total income (loss) from investment operations .        0.07            1.65         1.17        (0.42)        1.30         1.48
                                                    --------        --------     --------     --------     --------     --------
Less dividends and distributions from:
 Net investment income. ........................       (0.44)          (0.87)       (0.93)       (0.93)       (0.93)       (0.99)
 Net realized gain .............................       (0.39)          (0.13)           -        (0.05)       (0.03)       (0.03)
                                                    --------        --------     --------     --------     --------     --------
Total dividends and distributions ..............       (0.83)          (1.00)       (0.93)       (0.98)       (0.96)       (1.02)
                                                    --------        --------     --------     --------     --------     --------
Anti-dilutive effect of acquiring
  treasury shares* .............................        0.02            0.04         0.10         0.02         0.01         0.01
                                                    --------        --------     --------     --------     --------     --------
Net asset value, end of period .................    $  15.17        $  15.91     $  15.22     $  14.88     $  16.26     $  15.91
                                                    ========        ========     ========     ========     ========     ========
Market value, end of period ....................    $  13.78        $  14.48     $  13.313    $  13.25     $  15.75     $  14.875
                                                    ========        ========     ========     ========     ========     ========
TOTAL RETURN+ ..................................        0.85%(1)       16.59%        7.51%      (10.21)%      12.66%        8.84%

RATIOS TO AVERAGE NET ASSETS OF COMMON
 SHAREHOLDERS:
Expenses (before expense offset) ...............        0.76%(2)(3)     0.74%        0.75%(3)     0.73%        0.71%(3)     0.70%(3)
Net investment income before preferred stock
 dividends .....................................        7.35%(2)(4)     7.47%        7.83%        7.32%        7.35%        7.68%
Preferred stock dividends ......................        1.57%(2)        1.71%        1.74%        1.42%        1.45%        1.47%
Net investment income available to common
 shareholders ..................................        5.78%(2)(4)     5.76%        6.09%        5.90%        5.90%        6.21%

SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
 end of period, in thousands. ..................    $444,117        $473,103     $467,875     $487,179     $542,329     $534,504
Asset coverage on preferred shares at end of
 period. .......................................         313%            325%         324%         333%         360%         356%
Portfolio turnover rate. .......................           8%(1)          19%          15%          21%           2%           2%

------------
* The per share amounts were computed using an average number of common shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended April 30, 2002 was to increase the ratio of net investment income to average net assets by 0.05%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                        See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert W. Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Haborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

                                                                           37954

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                                        MORGAN STANLEY
                                        QUALITY MUNICIPAL
                                        INCOME TRUST



                                        SEMIANNUAL REPORT
                                        APRIL 30, 2002